UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Miller & Jacobs Capital, LLC
Address:       5013 Chandler's Wharf
               Suite 2, Lot 13
               Gallows Bay Marketplace
               Christiansted, Virgin Islands 00820

Form 13F File Number: 28-10738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey A. Miller and Eric D. Jacobs
Title:         Managing Owners
Phone:         340-773-1300

Signature, Place, and Date of Signing:

/s/ Jeffrey A. Miller          Christiansted, Virgin Islands          11/14/07
---------------------          -----------------------------          --------


/s/ Eric D. Jacobs             Christiansted, Virgin Islands          11/14/07
------------------             -----------------------------          --------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                TITLE                       VALUE      SHRS/    SH/PUT/   OTHER    INVESTMENT      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (x1000)    PRN AMT  PRN CALL  MANAGERS DISCRETION   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACE LTD                         ORD             G0070K103     302,850     5,000    SH        N/A      SOLE      5,000
ALLIED WORLD ASSURANCE CO       SHS             G0219G203     519,100    10,000    SH        N/A      SOLE     10,000
AMERICAN CMNTY BANKSHARES       COM             02520W106   1,022,495    83,469    SH        N/A      SOLE     83,469
ARGO GROUP INTERNATIONAL        COM             G0464B107   1,410,594    32,420    SH        N/A      SOLE     32,420
AXIS CAPITAL HOLDINGS LTD       SHS             G0692U109   1,945,500    50,000    SH        N/A      SOLE     50,000
BARCLAYS PLC                    ADR             06738E204     729,300    15,000    SH        N/A      SOLE     15,000
CENTENNIAL BANK HOLDINGS I      COM             151345303     140,986    22,029    SH        N/A      SOLE     22,029
CME GROUP INC                   COM             12572Q105     881,025     1,500    SH        N/A      SOLE      1,500
COBIZ INC                       COM             190897108     472,324    27,589    SH        N/A      SOLE     27,589
COMPASS DIVERSIFIED TRUST       SH BEN INT      20451Q104     401,500    25,000    SH        N/A      SOLE     25,000
CONNECTICUT BANK & TRUST C      COM             207546102     348,800    55,365    SH        N/A      SOLE     55,365
FIDELITY NATIONAL FINANCIA      CL A            31620R105   2,011,371   115,067    SH        N/A      SOLE    115,067
FIRST COMMUNITY BANCORP CA      COM             31983B101   2,188,400    40,000    SH        N/A      SOLE     40,000
FRANKLIN RESOURCES INC          COM             354613101   1,530,000    12,000    SH        N/A      SOLE     12,000
GENWORTH FINANCIAL INC          COM CL A        37247D106     307,300    10,000    SH        N/A      SOLE     10,000
GS FINANCIAL CORP               COM             362274102     408,086    22,410    SH        N/A      SOLE     22,410
HANOVER INSURANCE GROUP IN      COM             410867105     331,425     7,500    SH        N/A      SOLE      7,500
HARTFORD FINANCIAL SERVICE      COM             416515104     740,400     8,000    SH        N/A      SOLE      8,000
INVESTOOLS INC                  COM             46145P103     241,800    20,000    SH        N/A      SOLE     20,000
KNIGHT CAPTIAL GROUP INC        CL A            499005106     478,400    40,000    SH        N/A      SOLE     40,000
LEGG MASON INC                  COM             524901105     842,900    10,000    SH        N/A      SOLE     10,000
LEHMAN BROTHERS HOLDINGS I      COM             524908100   2,160,550    35,000    SH        N/A      SOLE     35,000
M & F WORLDWIDE CORP            COM             552541104     501,900    10,000    SH        N/A      SOLE     10,000
MB FINL INC                     COM             55264U108     549,345    15,900    SH        N/A      SOLE     15,900
MERRILL LYNCH & CO INC          COM             590188108   4,847,040    68,000    SH        N/A      SOLE     68,000
MGIC INVESTMENT CORP-WIS        COM             552848103   1,453,950    45,000    SH        N/A      SOLE     45,000
MORGAN STANLEY                  COM             617446448   1,260,000    20,000    SH        N/A      SOLE     20,000
NORTHERN STATES FINANCIAL CORP  COM             665751103      63,800     2,900    SH        N/A      SOLE      2,900
NYMEX HOLDINGS INC              COM             62948N104     781,080     6,000    SH        N/A      SOLE      6,000
NYSE EURONEXT                   COM             629491101     395,850     5,000    SH        N/A      SOLE      5,000
OLD LINE BANCSHARES INC         COM             67984M100   2,821,570   297,634    SH        N/A      SOLE    297,634
PMI GROUP INC                   COM             69344M101     490,500    15,000    SH        N/A      SOLE     15,000
PNC FINANCIAL SVCS GROUP I      COM             693475105     490,320     7,200    SH        N/A      SOLE      7,200
PROSHARES TRUST                 ULTRASHT SP500  74347R883   1,520,100    30,000    SH        N/A      SOLE     30,000
PROTECTIVE LIFE CORP            COM             743674103     636,600    15,000    SH        N/A      SOLE     15,000
RAM HOLDINGS LTD                SHS             G7368R104     166,470    17,900    SH        N/A      SOLE     17,900
S&T BANCORP INC                 COM             783859101     112,315     3,500    SH        N/A      SOLE      3,500
SPDR SERIES TRUST               KBW CAP MKTS    78464A771   1,316,000    20,000    SH        N/A      SOLE     20,000
STERLING BANCORP-N.Y.           COM             859158107      85,400     6,100    SH        N/A      SOLE      6,100
SVB FINACIAL GROUP              COM             78486Q101   2,604,800    55,000    SH        N/A      SOLE     55,000
TCF FINANCIAL CORP              COM             872275102   2,225,300    85,000    SH        N/A      SOLE     85,000
THE TRAVELERS COMPANIES IN      COM             89417E109   1,761,900    35,000    SH        N/A      SOLE     35,000
W R BERKLEY CORP                COM             084423102     592,600    20,000    SH        N/A      SOLE     20,000
WSB FINL GROUP INC              COM             92933E108     226,802    20,000    SH        N/A      SOLE     20,000
ZENITH NATIONAL INSURANCE       COM             989390109     897,800    20,000    SH        N/A      SOLE     20,000

                             45                            45,216,548


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:         45,216,548
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE